Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
The Company has operating leases for data centers, corporate offices, data center equipment, and office equipment. The Company's leases have remaining lease terms of 1 year to 8 years, some of which include options to extend. The Company's lease expense for the year ended December 31, 2019 consisted entirely of operating leases and amounted to $28.8 million. Operating lease payments, which reduced operating cash flows for the year ended December 31, 2019, amounted to $27.3 million. Supplemental balance sheet information related to leases was as follows:

December 31, 2019
(in thousands)
Operating lease right-of-use assets	$90,519

Operating lease liabilities—short term	21,193
Operating lease liabilities—long term	78,151
Total operating lease liabilities	$99,344

As of December 31, 2019, the weighted-average remaining lease term was 5.32 years and the discount rate for the Company's leases was 6.77%. Maturities for leases were as follows:

Operating Leases
(in thousands)
2020	$27,098
2021	20,728
2022	18,882
2023	17,656
2024	13,832
Thereafter	20,693
Total lease payments	118,889
Less imputed interest	19,545
Total	$99,344

Total net rent expense incurred under non-cancellable operating leases for the years ended December 31, 2017, 2018 and 2019, were $22.1 million, $20.8 million and $20.4 million, respectively. Total sublease income for the years ended December 31, 2017, 2018 and 2019 was $0.5 million, $1.0 million and $1.4 million, respectively.

Leases	Leases
The Company has operating leases for data centers, corporate offices, data center equipment, and office equipment. The Company's leases have remaining lease terms of 1 year to 8 years, some of which include options to extend. The Company's lease expense for the year ended December 31, 2019 consisted entirely of operating leases and amounted to $28.8 million. Operating lease payments, which reduced operating cash flows for the year ended December 31, 2019, amounted to $27.3 million. Supplemental balance sheet information related to leases was as follows:

December 31, 2019
(in thousands)
Operating lease right-of-use assets	$90,519

Operating lease liabilities—short term	21,193
Operating lease liabilities—long term	78,151
Total operating lease liabilities	$99,344

As of December 31, 2019, the weighted-average remaining lease term was 5.32 years and the discount rate for the Company's leases was 6.77%. Maturities for leases were as follows:

Operating Leases
(in thousands)
2020	$27,098
2021	20,728
2022	18,882
2023	17,656
2024	13,832
Thereafter	20,693
Total lease payments	118,889
Less imputed interest	19,545
Total	$99,344

Total net rent expense incurred under non-cancellable operating leases for the years ended December 31, 2017, 2018 and 2019, were $22.1 million, $20.8 million and $20.4 million, respectively. Total sublease income for the years ended December 31, 2017, 2018 and 2019 was $0.5 million, $1.0 million and $1.4 million, respectively.